LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

February 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Investment Trust (the “Trust”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Inflation Focused Fund (the “Fund”), a newly established series of the Trust. The Fund’s investment objective is to seek to outperform the Consumer Price Index (“CPI”) over full economic cycles. The Fund would pursue its investment objective by investing principally in a portfolio of fixed income securities and would use a combination of inflation-indexed securities and inflation-linked derivatives to seek to maximize inflation-adjusted return. In the Fund’s view, maximizing inflation-adjusted return could mean achieving greater gains than the CPI during periods of anticipated or actual inflation or sustaining smaller losses than the CPI during periods of anticipated or actual deflation. The Fund would invest in Treasury futures to actively manage its duration and interest rate sensitivity. The use of the term “Inflation Focused” in the Fund’s name does not refer to a particular type of security in which the Fund invests; rather, it refers to its overall strategy of creating a portfolio of securities and derivatives that provide investment returns that exceed the rate of inflation in the U.S. economy over time.

The Amendment also reflects certain editorial and other changes. Prior to the April 20, 2011 effective date, the Trust intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary